COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Disclosure of detailed information about capital commitments text block [Text Block]	The following has been authorised:
	2022	2021
	US$’000	US$’000

Due within one year	1,399	887